Financial Instruments and Hedging Activities - Details Regarding Foreign Currency Forward Exchange Contracts (Detail) € in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Forward Currency Exchange Contracts [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	€ 154.6	€ 156.0
EUR [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	€ 61.2	€ 64.7
Receiving rates	0.013548
Maturity range, Start year	2016	2015
Maturity range, End year	2019	2018
EUR [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	€ 51.4	€ 48.5
Receiving rates	0.013374
Maturity range, Start year	2016	2015
Maturity range, End year	2019	2018
EUR [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	€ 42.0	€ 42.8
Receiving rates	0.013414
Maturity range, Start year	2016	2015
Maturity range, End year	2019	2018
EUR [Member] | Minimum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.013628
EUR [Member] | Minimum [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.0135295
EUR [Member] | Minimum [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.0135420
EUR [Member] | Maximum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.014127
EUR [Member] | Maximum [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.0140830
EUR [Member] | Maximum [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates		0.013838